Related Party Balances and Transactions (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Due to related parties	$ 1,141,918	$ 1,047,512
Mr. Hengwei Chen and his affiliates
Due to related parties	182,433	189,766
Forasen Group and its affiliates, controlled by Mr. Zhengyu Wang, Chairman previous and CEO of the Company until December 6, 2019
Due to related parties	$ 959,485	$ 857,746